Annual Total Returns[BarChart] - PIMCO Emerging Markets Local Currency and Bond Fund - Institutional	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(0.79%)	15.80%	(10.95%)	(6.27%)	(16.21%)	10.60%	15.40%	(7.52%)	17.18%	2.15%